Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 12 -- Subsequent Events

Subsequent to September 30, 2021, the Company initiated a bridge financing round ahead of its anticipated-up listing to a national exchange. The Company intends to raise between five and six million dollars of a series D preferred stock sold to investors in a private placement. Each series D unit will have a purchase price of $1.00 per Unit, with each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share. As of the date of this filing this filing the Company has closed on $3,100,000.

Note 14 – Subsequent Events

Increase of Shares in Stock Option Plan

On January 19, 2021, the Company increased the number of shares of Common Stock available in its stock option plan to 25,000,000 shares.

Common Stock Issued for Conversion of Notes Payable

On January 4, 2021, the Company issued 4,123,750 shares of Common Stock at a price of $0.012 per share pursuant to the conversion of $45,000 of principal and $4,485 of accrued interest in Eagle Equities Note 4.

On January 6, 2021, the Company issued 3,505,964 shares of Common Stock at a price of $0.01224 per share pursuant to the conversion of $39,000 of principal and $3,913 of accrued interest in Eagle Equities Note 4.

On January 11, 2021, the Company issued 4,463,507 shares of Common Stock at a price of $0.01224 per share pursuant to the conversion of $50,000 of principal and $4,633 of accrued interest in Eagle Equities Note 5.

On January 14, 2021, the Company issued 4,319,378 shares of Common Stock at a price of $0.01266 per share pursuant to the conversion of $50,000 of principal and $4,683 of accrued interest in Eagle Equities Note 5.

On January 21, 2021, the Company issued 6,449,610 shares of Common Stock at a price of $0.0154 per share pursuant to the conversion of $93,000 of principal and $6,324 of accrued interest in Eagle Equities Note 6.

On January 28, 2021, the Company issued 7,285,062 shares of Common Stock at a price of $0.01575 per share pursuant to the conversion of $107,200 of principal and $7,540 of accrued interest in Eagle Equities Note 6.

From January 29, 2021 through March 21, 2021, the Company entered into Securities Purchase Agreements with 45 investors for the sale of 6,192,000 shares of the Company’s restricted Common Stock at a price of $0.25 per share for aggregate proceeds of $1,548,000. The price was determined based on the prior day ten-day average closing price, less a 20% discount for the risk associated with restricted stock. These transactions were executed directly by the Company and no brokers, dealers or representatives were involved.

On February 1, 2021, the Company opened the first location of The Good Clinic in Minneapolis, Minnesota. The Good Clinic is a PLLC and is operated by third party shareholders. The Company considers The Good Clinic a variable interest entity and will include the financial statements of The Good Clinic in its consolidated financial statements beginning with the quarter ending March 31, 2021.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 7 whereby the Company issued 1,184,148 shares of Common Stock at a price of $0.24984 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 8 whereby the Company issued 639,593 shares of Common Stock at a price of $0.23851 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 9 whereby the Company issued 605,177 shares of Common Stock at a price of $0.24984 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 10 whereby the Company issued 1,095,131 shares of Common Stock at a price of $0.23748 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 22, 2021, the Company issued 336,000 shares of Common Stock for the exercise of options at a price of $0.03 per share.

On March 1, 2021, the State of Colorado Department of Regulatory Agencies sent a letter to Julie R. Smith dismissing her right to sue the Company pursuant to CCRD Complaint Number: E2100009516x – Julie R. Smith v. True Nature Holdings.

On March 11, 2021, the Company issued 600,000 shares of Common Stock to four officers of The Good Clinic in exchange for 4,800 shares of Series A Preferred Stock. The 4,800 shares of Series A Preferred Stock were cancelled.

On March 14, 2021, the Board of Directors appointed Philip Keller its Chief Financial Officer. In connection with Mr. Keller’s appointment as Chief Financial Officer, Mr. Lawrence Diamond will no longer serve as the Company’s Interim Chief Financial Officer. Mr. Diamond will continue to lead the Company’s growth and development as Chief Executive Officer and as a Director of the Board.